Related party disclosures - Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Jul. 25, 2023
Disclosure of transactions between related parties [line items]
Fixed and variable wages, social charges and benefits expensed in the year	$ 6,084,000	$ 5,105,000	$ 2,689,000
Share-based payment expense for the year	2,161,000	2,763,000	4,144,000
Board members fees to non-executive members	177,000	214,000	199,000
Total compensation expense for key management personnel	8,422,000	$ 8,082,000	$ 7,032,000
Special Transaction Bonus, Approved By Board Of Directors				$ 2,000,000	$ 1,000,000
Key management personnel
Disclosure of transactions between related parties [line items]
Total compensation expense for key management personnel	$ 12,000